Discontinued Operations - Summary of Significant Non-Cash Operating Items for Discontinued Operations (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-cash operating activities from discontinued operations:
Depreciation and amortization	$ 87	$ 328
Stock-based compensation expense	276,020	3,302	$ 6,688	$ 5,225	$ 3,651
Deferred income taxes and uncertain tax positions			2,809	16,177	8,012
Release of indemnification assets			(3,475)	(19,219)	(7,330)
Impairments				98,343	40,794
Other non-cash items	(2,011)	(520)	676	2,321	(6,448)
Discontinued Operations
Non-cash operating activities from discontinued operations:
Depreciation and amortization			568	29,160	9,794
Stock-based compensation expense	$ 0	$ 127	217	829	701
Deferred income taxes and uncertain tax positions			(2,809)	(16,177)	(8,012)
Release of indemnification assets			3,475	19,219	7,330
Impairments				98,343	$ 40,794
Other non-cash items			$ (1,212)	$ (4,042)